UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	February 28, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 97.61%

Accident & Health Insurance - 2.77%
6,050	Aflac, Inc.	$ 437,718

Air Transportation, Scheduled 8.08%
8,945	Alaska Air Group, Inc.	875,000
20,203	JetBlue Airways Corp.*	403,252
		1,278,252
Beverages - 0.70%
1,000	PepsiCo, Inc. *	110,380

Biological Products - 1.04%
915	Amgen, Inc.	161,525
113,377	Mymetics Corp. (Switzerland) *	2,619
		164,144
Cigarettes - 2.87%
2,500	Altria Group, Inc.	187,300
2,435	Philip Morris International, Inc.	266,267
		453,567
Electric Housewares & Fans - 1.86%
3,010	Helen of Troy Ltd. (Bermuda) *	294,077

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.74%
14,527	General Electric Co.	433,050

Electronic Computers - 6.84%
7,907	Apple, Inc.	1,083,180

Industrial Instruments For Measurement, Display and Control - 4.35%
32,020	Rudolph Technologies, Inc. *	688,430

Industrial Organic Chemicals - 1.22%
380,225	Amyris, Inc. *	193,725

Measuring & Controlling Device - 1.86%
10,826	Nanometrics, Inc. *	294,575

Miscellaneous Metal Ores - 8.55%
2,160	Nexgen Energy Ltd. *	6,208
467,135	Nexgen Energy Ltd. (Canada) *	1,347,437
		1,353,645

Motor Vehicle Parts & Accessories - 2.49%
3,170	Honeywell International, Inc.	394,665

Motor Vehicles & Passenger Car - 3.22%
2,038	Tesla Motors, Inc. *	509,480

Pharmaceutical Preparations - 24.29%
34,100	Advaxis, Inc. *	299,739
140,882	Catalyst Pharmaceuticals Partners, Inc. *	159,197
6,416	Celgene Corp. *	792,440
40,200	Corcept Therapeutics, Inc. *	361,398
21,690	Ionis Pharmaceuticals Inc.*	1,079,511
10,150	Macrogenics, Inc. *	214,571
24,475	Neurotrope, Inc. *	477,262
255,965	Prometic Life Science, Inc. *	459,969
		3,844,087
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.03%
157	AdvanSix, Inc. *	4,283

Primary Smelting & Refining of Nonferrous Metals - 0.00%
27,719	Blue Earth Refineries, Inc. (China) * #	0

Radio & TV Broadcasting & Communications Equipment - 2.75%
7,701	Qualcomm, Inc.	434,952

Security Brokers, Dealers & Flotation Companies - 3.68%
10,807	Stifel Financial Corp. *	583,146

Specialty Chemicals - 3.92%
1,250,220	Nanoco Group Plc *	620,959

Semiconductors & Related Devices - 6.31%
43,550	Tower Semiconductors Ltd.	999,473

Services-Computer Programming, Data Processing, Etc. - 0.19%
220	Facebook, Inc.	29,819

Telephone & Telegraph Apparatus - 0.00%
127	Nortel Networks Corp. (Canada) *	0

Television Broadcasting Stations - 7.87%
18,900	CBS Corp. Class B *	1,245,888

TOTAL FOR COMMON STOCKS (Cost $12,294,935) - 97.61%		$ 15,451,495

WARRANTS - 0.00%
28,261	Catalyst Pharmaceuticals Partners, Inc. Warrants * #	0

TOTAL FOR WARRANTS (Cost $0) - 0.00%		0

SHORT TERM INVESTMENTS - 2.79%
441,640	Huntington conservative Deposit Account 0.37% * * (Cost $441,640)	441,640

TOTAL INVESTMENTS (Cost $12,736,576) *** - 100.40%		$ 15,893,135

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40%)		(64,092)

NET ASSETS - 100.00%		$ 15,829,043

# Fair Valued
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2017.

*** At February 28, 2017 the net unrealized appreciation on investment, based on cost for federal income tax purposes of $12,736,576 amounted to $3,156,559 which consisted of aggregate gross unrealized appreciation of $3,738,452 and aggregate gross unrealized depreciation of $581,893.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS

At February 28, 2017 the net unrealized appreciation on investment, based on cost for federal income tax purposes of $12,736,576 amounted to $3,156,559 which consisted of aggregate gross unrealized appreciation of $3,738,452 and aggregate gross unrealized depreciation of $581,893.

2. SECURITY VALUATION

Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,451,495	$0	$0	$15,451,495
Warrants	0	$0	$0	$0
Cash Equivalents	$441,640	$0	$0	$441,640
Total	$15,893,135	$0	$0	$15,893,135

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     April 28, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  April 28, 2017

By    /s/ Benjamin M. Bratt

*

       Benjamin M. Bratt, Chief Financial Officer

Date  April 28, 2017

* Print the name and title of each signing officer under his or her signature.